Risks Arising from Financial Instruments - Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Interest expense	$ (2,846)	$ (3,131)	$ (3,294)	[1]
Interest Rate Risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(3,443)	(3,705)	(3,597)
Interest Rate Risk [Member] | Financial Liabilities at Amortised Cost, Class [Member] | Not Designated in Hedging Relationship [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(3,492)	(3,722)	(3,641)
Interest Rate Risk [Member] | Fair value hedges [member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(30)	(22)	(20)
Interest Rate Risk [Member] | Cash flow hedges [member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	29	28	24
Interest Rate Risk [Member] | Net investment hedges [member] | Hedging Instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	49	10	(1)
Interest Rate Risk [Member] | Economic Hedges [Member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	$ 2	$ 0	$ 42

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was amended to conform to the 2023 and 2024 presentation.